Long-Term Debt, net - Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest
Weighted average interest rate on long-term borrowings (as a percent)	3.10%	2.60%	2.40%
Interest paid	$ 74.6	$ 69.2	$ 71.8
Interest cost incurred	$ 75.4	$ 70.3	$ 70.4